Cover	Nov. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2024
Entity File Number	1-37556
Entity Registrant Name	Stericycle, Inc.
Entity Central Index Key	0000861878
Entity Tax Identification Number	36-3640402
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2355 Waukegan Road
Entity Address, City or Town	Bannockburn
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	367-5910
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SRCL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false